Transactions With Related Parties (Details) - Schedule of loan activity to related parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Companies Of The Group [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances	[1]	$ 607,378	$ 356,848		$ 715,671
Total		730,208	607,378	[1]	356,848	[1]
Loans granted		179,540	373,006	[1]	388,896	[1]
Loans payments		(56,710)	(122,476)	[1]	(747,719)	[1]
Associated Companies [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		192	265		375
Total		118	192		265
Loans granted		29
Loans payments		(103)	(73)		(110)
Key Personnel [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		29,889	32,498		29,240
Total		40,204	29,889		32,498
Loans granted		18,115	5,738		8,080
Loans payments		(7,800)	(8,347)		(4,822)
Other [Member]
Transactions With Related Parties (Details) - Schedule of loan activity to related parties [Line Items]
Opening balances		219	993		748
Total		280	219		993
Loans granted		156	53		727
Loans payments		$ (95)	$ (827)		$ (482)

[1]	Loans with non-controlled companies (not-consolidated) amount MCh$27,544, MCh$1,174 and MCh$2,286 as of December 31, 2022, 2021 and 2020, respectively.